Income Taxes - Income Tax Reconciliation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income tax (expense) benefit computed at U.S. federal statutory rate	$ 3,918		$ 104,228		$ 8,882
State income taxes, net of federal benefit	219		(5,076)		(856)
Impact of foreign operations	10,329		(15,100)		(9,750)
Change in tax rates 1	31,462	[1]	0	[1]	0	[1]
Change in valuation allowance	(52,279)		(133,135)		85,375
Goodwill	0		(52,500)		0
Tax contingencies	182		(2,230)		(1,167)
Other	1,550		(1,426)		(284)
Total (expense) benefit for income taxes	$ (4,619)		$ (105,239)		$ 82,200

[1]	The change in tax rates relates primarily to Switzerland, which is offset by a corresponding change in the valuation allowance.